Restructuring (Tables)	9 Months Ended
Sep. 30, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Restructuring charges	$—	$—	$82,296	$45,789
Total	$—	$—	$82,296	$45,789

Schedule of Details of Movement in Restructuring Charges

	Nine Months Ended	Year Ended
	September 30, 2025	December 31, 2024
	(in thousands)
Opening provision	$31,474	$6,999
Charge during the period*	76,723	76,392
Utilization	(86,822)	(51,917)
Closing provision	$21,375	$31,474
*The charge for the nine months ended September 30, 2025 reflects the workforce reduction of $75.6 million (year ended December 31, 2024: $74.5 million) and onerous contract costs of $1.1 million (year ended December 31, 2024: $1.9 million).